Intangible Assets, Net (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Intangible assets, net [Line Items]
Net book value			$ 6,646,211	¥ 45,266,678	¥ 45,759,600
Amortization expense	¥ 492,922	¥ 492,922
Loan Arrangement [Member]
Intangible assets, net [Line Items]
Net book value				¥ 45,266,678	¥ 45,759,600